Shareholders' equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Shareholders Equity
Capital reserve	R$ 408,602	R$ 401,806
Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	R$ 54,998	R$ 48,202